VESSELS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Nov. 30, 2011	Apr. 30, 2010	Nov. 05, 2007
Property, Plant and Equipment [Line Items]
Total number of vessels	19
Number of vessels categorized as newbuildings	1		2	2
Residual value	$ 4.0
Estimated useful life (in years)	25
Percentage of purchase price payable upon signing of contract (in hundredths)	55.00%
Payment made to seller of vessels categorized as newbuildings	100.4
Payment made to seller upon delivery of newbuilding		29.1
Nordic Breeze [Member]
Property, Plant and Equipment [Line Items]
Agreed total prices	64.7
Nordic Zenith [Member]
Property, Plant and Equipment [Line Items]
Agreed total prices	$ 64.7